Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract assets
Contract with customer, asset	$ 23,477	$ 19,696
Contract liabilities
Current contract liabilities	(6,064)	(4,220)
Non-current contract liabilities	(35,078)	(2,145)
Total contract liabilities	(41,142)	(6,365)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(6,365)	(10,496)
Deferral of revenue	(36,916)	0
Recognition of unearned revenue	2,139	4,131
Closing contract liability balance	$ (41,142)	(6,365)
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	1 year 1 month 6 days
Vessel management fees and other revenues | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01 | FLNG Gimi Lease and Operate Agreeement
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	20 years
Deferred Revenue | FLNG Gimi Lease and Operate Agreeement
Contract liabilities
Total contract liabilities	$ (36,800)	0
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	0
Closing contract liability balance	(36,800)	0
Hilli | Deferred Revenue
Contract liabilities
Total contract liabilities	(4,300)	(6,400)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(6,400)
Closing contract liability balance	$ (4,300)	$ (6,400)